Operating Leases - Schedule of Disclosure of Components of Operating Lease Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Time charter revenues	$ 53.3	$ 29.9	$ 86.9	$ 51.9